Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan U.S. Treasury Plus Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.14%	0.68%	1.65%	1.99%	0.32%